Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of share capital and additional paid-in capital

	Share capital	Additional paid-in capital	Total

Balance at December 31, 2021	348,647	4,646	353,293
Payment of Other reserve constitution - Share-based compensation plan	-	28	28
Balance at December 31, 2022	348,647	4,674	353,321

Payment of Other reserve constitution - Share-based compensation plan	-	42	42
Balance at December 31, 2023	348,647	4,716	353,363